Property, plant and equipment - Schedule of Plant, Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 7,406,319	$ 7,125,369
Accumulated depreciation	1,012,761	820,472
Net book value	6,393,558	6,304,897
Land
Property, Plant and Equipment [Line Items]
Cost	73,773	71,689
Accumulated depreciation	0	0
Net book value	73,773	71,689
Equipment and other
Property, Plant and Equipment [Line Items]
Cost	88,757	91,233
Accumulated depreciation	41,295	37,104
Net book value	47,462	54,129
Generation
Property, Plant and Equipment [Line Items]
Cost	2,470,279	2,382,279
Accumulated depreciation	450,230	394,509
Net book value	2,020,049	1,987,770
Generation | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	104,996	209,979
Accumulated depreciation	0	0
Net book value	104,996	209,979
Liberty Utilities Group
Property, Plant and Equipment [Line Items]
Cost	4,455,935	4,205,823
Accumulated depreciation	521,236	388,859
Net book value	3,934,699	3,816,964
Liberty Utilities Group | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	212,579	164,366
Accumulated depreciation	0	0
Net book value	$ 212,579	$ 164,366